Other disclosures	6 Months Ended
Jun. 30, 2026
Other Disclosures
Other disclosures	Other disclosures
a) Valuation techniques for financial assets and liabilities
The following table shows a summary of the fair values, at 30 June 2026 and 31 December 2025, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by Grupo Santander to determine their fair value:

	EUR million
	30-06-2026				31-12-2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets held for trading	120,390	158,735	7,816	286,941	106,529	139,293	6,496	252,318
Non-trading financial assets mandatorily at fair value through profit or loss	2,647	2,413	2,998	8,058	2,407	2,465	2,889	7,761
Financial assets designated at fair value through profit and loss	2,857	4,976	51	7,884	2,860	5,152	34	8,046
Financial assets at fair value through other comprehensive income	53,995	11,384	9,992	75,371	52,589	12,962	9,061	74,612
Hedging derivatives (assets)	—	5,006	—	5,006	—	3,924	7	3,931
Financial liabilities held for trading	34,617	157,680	1,120	193,417	37,192	133,490	864	171,546
Financial liabilities designated at fair value through profit or loss	—	43,279	128	43,407	—	42,148	—	42,148
Hedging derivatives (liabilities)	—	4,490	4	4,494	—	4,229	19	4,248
Liabilities under insurance contracts	—	19,103	244	19,347	—	18,510	227	18,737
The Group determines the fair value of financial instruments as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When quoted prices in active markets exist for identical instruments, those prices are used without significant adjustments. In the absence of quoted prices in active markets, fair value is estimated using valuation techniques generally accepted in the market, maximising the use of observable inputs and minimising the use of unobservable inputs.

The valuation techniques applied by the Group include, among others, discounted cash flow methods, present‑value models, option‑pricing models, techniques based on prices or spreads of comparable instruments, credit models, and simulation or stochastic‑volatility models for more complex instruments. Key inputs include interest‑rate and discount curves, inflation curves, exchange rates, spot prices, credit curves, liquidity spreads, volatilities, dividends, correlations, recovery rates, prepayment rates and other parameters relevant to the instrument being valued.

Classifications are reviewed periodically considering, among other factors, market depth and liquidity, the frequency and dispersion of quotes, the availability of observable transactions, the extent of price corroboration from independent sources and the relevance of unobservable inputs to the measurement. Transfers between levels are recognised in accordance with the Group’s internal policies and reflect changes in input observability or their relative significance.
The Group has a valuation governance and control framework with segregated responsibilities. Business units are responsible for originating and managing financial products, while the independent Risk and/or Valuation functions periodically verify models, market inputs, valuation results, valuation adjustments and the fair value hierarchy classification. This framework includes new‑product approval processes, independent model validation, independent price verification, observability analysis, data‑quality controls and escalation of material issues or exceptions.
Valuation techniques
Valuations obtained from market prices or internal models are adjusted, where appropriate, to reflect the exit price that market participants would consider at the measurement date. These adjustments are part of the fair value measurement and are intended to incorporate risks, costs or uncertainties not fully captured by the price or the valuation technique used.

The main valuation adjustments considered by the Group, where applicable and significant, are as follows:
•Bid-offer and liquidity adjustments: reflect the estimated cost of closing, transferring or hedging positions, especially when the reference valuation is obtained from market mid‑prices or when market depth is limited.

•Input‑uncertainty adjustments: cover dispersion or limited observability of prices, curves, spreads, volatilities, correlations, recovery rates, prepayment rates or other parameters used in valuation.

•Model‑risk adjustments: capture the uncertainty inherent in the valuation methodology, calibration assumptions or the inability to fully replicate an instrument’s risks in the market, especially for complex products or with non‑standard optionalities.

•Counterparty credit risk adjustments (CVA): reflect the risk that the counterparty defaults before the maturity of the transactions, considering expected positive exposure, probability of default, loss severity, netting and collateral arrangements, and the applicable discount curves.

•Own credit risk adjustments on derivatives (DVA): reflect the effect of the Group’s own credit risk in the valuation of derivative liabilities, considering expected negative exposure and relevant own‑credit parameters.

•Funding adjustments (FVA/FFVA): incorporate, where applicable, the impact of funding costs or benefits associated with uncollateralised or partially collateralised components of the OTC derivatives portfolio, in line with the terms that a market participant would consider in valuation.

•Collateral and collateral‑remuneration adjustments: reflect the impact of contractual collateralisation terms, collateral remuneration and the quality of guarantees where not fully captured in the base valuation.

•Own‑credit risk adjustments on liabilities designated at fair value: incorporate the effect of the Group’s own credit quality on certain financial liabilities designated at fair value, in accordance with the applicable accounting framework.

These adjustments are calculated on bases consistent with the Group’s fair value framework and rely, to the extent possible, on observable market information. Where sufficient observable information is not available, duly documented internal estimates are used and are subject to independent validation, verification and ongoing monitoring. The materiality of adjustments and their potential impact on the classification of instruments within the fair value hierarchy are assessed periodically.
When, on initial recognition of a financial instrument measured at fair value, differences exist between the transaction price and the valuation obtained from a model using significant unobservable inputs, such differences are recognised in accordance with the applicable accounting framework, normally deferring recognition in profit or loss until the relevant inputs become observable, cease to be significant, the position is realised, or the period during which unobservability is considered to persist has elapsed.
As of 30 June 2026, the main adjustments recorded are as follows:
•The CVA (Credit Valuation Adjustment) accounted for was EUR 240 million (an increase of 7.1% compared to 31 December 2025) and adjustments of DVA (Debt Valuation Adjustment) was EUR 291 million (an increase of 2.1% compared to 31 December 2025). The increase in CVA was driven by movements in credit markets and growth in certain derivatives portfolios, while the increase in DVA was mainly attributable to a modest widening of credit spreads.

•Valuation adjustments accounted to EUR 324 million, representing an increase of 4.95% compared to 31 December 2025. These adjustments mainly reflect bid-offer spread uncertainty, the dispersion of valuation inputs among different pricing contributors and the uncertainty associated with certain valuation models. The increase reflects greater uncertainty regarding the inputs used to arrive at a fair valuation of the Group's positions.
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 30 June 2026 and 31 December 2025:

	EUR million		EUR million
	Fair values calculated using internal models at 30-06-2026 (*)		Fair values calculated using internal models at 31-12-2025 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	182,514	20,857	163,796	18,487
Financial assets held for trading	158,735	7,816	139,293	6,496
Loans and receivables (**)	84,231	6,529	67,992	5,185	Present value method	Interest rates, Exchange rates, Credit spreads
Debt instruments	17,133	311	14,456	340	Present value method. Prices observed in inactive markets or for similar assets	Interest rates, Exchange rates, Credit spreads
Equity instruments	16	—	14	—	Net present value. Prices observed in inactive markets or for similar assets	Market prices, Interest rates, Exchange rates, Dividends
Derivatives	57,355	976	56,831	971
Swaps	42,279	546	39,716	551	Cash flow discounting	Interest rates, Credit spreads, Basis, Liquidity
Exchange rate options	1,160	31	1,332	39	Black-Scholes model	Exchange rate, Volatilities, Correlations, Liquidity
Interest rate options	1,824	1	1,490	39	Black-Scholes, SABR and LGM models	Interest rate, Volatilities, Correlations, Liquidity
Index and securities options	552	214	439	120	Black-Scholes model	Equity prices, Volatilities, Dividends
Interest rate futures	774	3	177	—	Present value method	Interest rate
Other	10,766	181	13,677	222	Present value method, advanced stochastic volatility models. Multifactor models	Interest rate, Exchange rates, Credit spreads, Volatilities, Correlations, Liquidity, Prepayment rates, Recovery rates
Hedging derivatives	5,006	—	3,924	7
Swaps	4,736	—	3,690	7	Cash flow discounting	Interest rates, Credit spreads, Basis, Liquidity
Interest rate options	102	—	91	—	Black-Scholes, SABR and LGM models	Interest rate, Volatilities, Correlations, Liquidity
Other	168	—	143	—	Present value method, advanced stochastic volatility models. Multifactor models	Interest rate, Exchange rates, Credit spreads, Volatilities, Correlations, Liquidity, Prepayment rates, Recovery rates
Non-trading financial assets mandatorily at fair value through profit or loss	2,413	2,998	2,465	2,889
Loans and receivables	1,368	165	1,512	171	Present value method	Interest rates, Exchange rates, Credit spreads
Debt instruments	17	230	54	175	Present value method. Prices observed in inactive markets or for similar assets	Interest rates, Exchange rates, Credit spreads
Equity instruments	1,028	2,603	899	2,543	Net present value. Prices observed in inactive markets or for similar assets	Market prices, Interest rates, Exchange rates, Dividends
Financial assets designated at fair value through profit or loss	4,976	51	5,152	34
Loans and receivables	4,963	27	5,138	14	Present value method	Interest rates, Exchange rates, Credit spreads
Debt instruments	13	24	14	20	Present value method. Prices observed in inactive markets or for similar assets	Interest rates, Exchange rates, Credit spreads
Financial assets at fair value through other comprehensive income	11,384	9,992	12,962	9,061
Loans and receivables (***)	4,085	8,714	6,124	7,902	Present value method	Interest rates, Exchange rates, Credit spreads
Debt instruments	7,296	1,005	6,819	887	Present value method. Prices observed in inactive markets or for similar assets	Interest rates, Exchange rates, Credit spreads
Equity instruments	3	273	19	272	Net present value. Prices observed in inactive markets or for similar assets	Market prices, Interest rates, Exchange rates, Dividends

LIABILITIES	224,499	1,496	198,377	1,110
Financial liabilities held for trading	157,680	1,120	133,490	864
Deposits	98,944	198	75,563	—	Present value method	Interest rates, Exchange rates, Credit spreads
Derivatives	49,841	922	50,248	864
Swaps	35,089	431	33,597	418	Cash flow discounting	Interest rates, Credit spreads, Basis, Liquidity
Exchange rate options	828	17	903	34	Black-Scholes model	Exchange rate, Volatilities, Correlations, Liquidity
Interest rate options	1,853	84	1,951	95	Black-Scholes, SABR and LGM models	Interest rate, Volatilities, Correlations, Liquidity
Index and securities options	2,352	188	1,094	151	Black-Scholes model	Equity prices, Volatilities, Dividends
Interest rate and equity futures	520	3	121	—	Present value method	Interest rates, Equity prices, Dividends
Other	9,199	199	12,582	166	Present value method, advanced stochastic volatility models. Multifactor models	Interest rate, Exchange rates, Credit spreads, Volatilities, Correlations, Liquidity, Prepayment rates, Recovery rates
Short positions	8,895	—	7,679	—
Hedging derivatives	4,490	4	4,229	19
Swaps	3,861	4	4,191	19	Cash flow discounting	Interest rates, Credit spreads, Basis, Liquidity
Interest rate options	—	—	—	—	Black-Scholes, SABR and LGM models	Interest rate, Volatilities, Correlations, Liquidity
Other	629	—	38	—	Present value method, advanced stochastic volatility models. Multifactor models	Interest rate, Exchange rates, Credit spreads, Volatilities, Correlations, Liquidity, Prepayment rates, Recovery rates
Financial liabilities designated at fair value through profit or loss (****)	43,279	128	42,148	—	Present value method	Interest rates, Credit spreads, Prepayment rates
Liabilities under insurance contracts	19,103	244	18,510	227	Actuarial models and present value method	Interest rates, Mortality rates
(*) The internal models of level 2 implement figures based on the parameters observed in the market, while level 3 internal models use significant inputs that are not observable in market data.
(**)     Includes mainly temporary acquisitions/disposals of assets with corporate clients and, to a lesser extent, with central banks.
(***) Includes mainly syndicated loans under the HTC&S business model.
(****) Includes mainly short-term deposits that are managed based on their fair value.
Level 3 financial instruments
Instruments classified as Level 3 are those whose valuation incorporates significant unobservable inputs. Inclusion of an instrument in Level 3 does not necessarily imply that no observable inputs are used in its valuation; it reflects that at least one unobservable input has a significant effect on the fair value measurement of the instrument as a whole.
The Group’s main Level 3 instruments, together with the most relevant unobservable inputs that justify such classification, are as follows:
•Syndicated loans classified at fair value through other comprehensive income, particularly those with a held‑to‑collect and sell (HTC&S) business model, for which credit spreads or certain liquidity adjustments are not directly observable in the market. In some cases the borrower’s prepayment option or the absence of representative transactional prices may be relevant.
•Long‑term repo and reverse‑repo transactions classified as financial assets or liabilities held for trading, whose valuation incorporates financing, liquidity, collateral, remaining tenor or counterparty‑risk parameters that cannot always be corroborated with observable prices for equivalent transactions.
•Unlisted or illiquid equity instruments, included in portfolios at fair value through profit or loss or through other comprehensive income, valued using prices of comparable transactions, net present‑value methods, multiples, fund valuations or internal price estimates, with adjustments for liquidity, transfer restrictions or parameter uncertainty.
•Interest‑rate derivatives with cancellable optionality or long‑dated structures, where parameters such as volatility, curve correlations, mean reversion of interest rates, basis, liquidity or curve extensions beyond observable tenors may be significant.
•Swaps linked to securitisations or other derivatives in which cash‑flow evolution depends on the performance of an underlying portfolio. In these cases, prepayment rates, early amortisation, loss severity or expected portfolio behaviour may constitute significant unobservable inputs.
•Inflation derivatives, particularly when referenced to indices or tenors with limited market liquidity. Relevant inputs include forward inflation curves, inflation volatilities, seasonality and correlations with other market factors.
•Equity derivatives and structured products on indices, shares or baskets, especially long‑dated or on illiquid underlyings. Key unobservable inputs may include long‑term volatilities, expected dividends, correlations between underlyings, volatility skews, liquidity discounts and strike or barrier parameters.
•Foreign‑exchange or interest‑rate derivatives in certain geographies or currencies, mainly when maturities exceed the observable zone of curves, volatilities or correlations, or when local markets do not provide sufficient information for independent corroboration.
•Debt instruments referenced to illiquid rates or spreads, or with contractual structures for which observable prices of comparable instruments do not exist, valued using discounted cash‑flow methods, market proxies, estimated credit curves or liquidity adjustments.
Sensitivity for Level 3 instruments is determined by considering reasonably possible changes in the significant unobservable inputs, in line with the nature of the instrument, data availability and quality, historical experience, market conditions and the Group’s prudent valuation criteria. Potential effects are presented in the corresponding tables, distinguishing between favourable and unfavourable scenarios where such information is significant.
Valuations obtained using internal models could differ if other reasonably possible methods or assumptions were applied regarding interest rates, credit spreads, liquidity, exchange rates, volatilities, correlations, dividends, prepayment rates, house‑price indices or other unobservable inputs. Nevertheless, based on the controls and procedures described, the Group considers that the fair values recognised in the consolidated balance sheet, as well as the results arising from these instruments, are reasonable and reflect the information available at the reporting date.
During 2025 there was an increase in instruments classified as Level 3, especially in the last quarter of the year. This increase was driven by higher volumes of some of these instruments in the portfolio due to new business, with no material reclassifications detected arising from changes in market observability of valuation inputs for the remaining positions. The main increases include long‑term repo/reverse‑repo activity, illiquid equities in non‑trading portfolios and syndicated loans with an HTC&S business model for which no observable market price exists under the criteria applied.
The net amount recorded in the results of the first six months of 2026 arising from models whose significant inputs are unobservable market data (level 3) amounted to a loss of EUR 22 million (loss of EUR 148 million in the first six months of 2025).
The table below shows the effect, at 30 June 2026 and 31 December 2025, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

30-06-2026
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Market proxy	Price / Credit spread	n.a.	n.a.	(11.70)	11.70
Repos/Reverse repos	Present value method	Interest rate curve	(4.90)bps - 68.90bps	0.00bps	(7.97)	0.57
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10.00%	5.10%	(2.06)	2.11
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	4.00%	(9.97)	9.90
Others	Discounted Cash Flows	Credit spread	10% - 90%	40.70%	(0.88)	0.55
Derivatives
Cap&Floor	Black Scholes model	Volatility	(6.50)bps - 6.50bps	2.60bps	(0.03)	0.06
EQ Options	EQ option pricing model	Volatility	0% - 70%	35.50%	(0.70)	0.72
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(35.74)	35.74
Fx Options	Fx option pricing model	Volatility	0% - 40%	19.80%	(0.39)	0.38
FX Forward	Forward estimation	Swap Rate	0% - 15%	7.60%	(0.12)	0.12
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%	4.90%	(0.18)	0.17
IR Options	IR option pricing model	Volatility	0% - 30%	14.80%	(0.18)	0.18
IR Options	INF option pricing model	Volatility	0% - 30%	14.90%	(0.60)	0.59
IRS	Others	Others	5% - n.a.	n.a.	(4.88)	3.08
Other IR derivatives	Discounted Cash Flows	Price	n.a. - n.a.	n.a.	(0.97)	0.97
IRS	Discounted Cash Flows	Credit spread	9.10bps - 69.70bps	32.40bps	(2.29)	1.44
IRS	Discounted Cash Flows	Inflation Swap Rate	1.0% - 99.0%	35.30%	(2.19)	1.18
Others	Forward estimation	Price	60bps - 300bps	179.80bps	(3.37)	3.35
Others	Discounted Cash Flows	Commodity curve	10.0% - 90.0%	10.00%	0.00	0.00
Property derivatives	Option pricing model	Growth rate	(5.0)% - 5.0%	0.00%	(2.32)	2.32
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10.0% - 90.0%	54.00%	(11.78)	14.40

30-06-2026
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.12)	0.12
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	4%	(3.87)	3.79
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	100%	(260.30)	260.30
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a. - n.a.	n.a.	(25.34)	9.26
Loans	Discounted Cash Flows	Interest rate curve	4.6% - 7.1%	5.80%	0.00	0.00
Loans	Discounted Cash Flows	Margin of a reference portfolio	2.8% - 6.5%	4.70%	(0.59)	0.59
Loans	Present value method	Credit spread	185.7bps - 119.3bps	185.70bps	(0.02)	0.00
Loans	Market price	Market price	(0.5)% - 0.5%	0.00%	(8.94)	8.94
Debt securities
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	3.2% - 8.3%	5.70%	0.00	0.00
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(27.26)	27.26

30-06-2026
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	46.30%	(0.17)	0.14
FX Options	Volatility option model	Volatility	10% - 90%	41.90%	(0.71)	0.47
IRS	Discounted Cash Flows	Inflation Swap Rate	10% - 90%	46%	(0.02)	0.02
IRS	Discounted Cash Flows	Credit Spread	20bps - 37bps	26.20bps	(1.11)	0.63

31-12-2025
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Market proxy	Price / Credit spread	n.a.	n.a.	(10.50)	10.50
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%	5.10%	(2.24)	2.29
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	4.00%	(9.21)	9.24
Others	Discounted Cash Flows	Credit spread	10% - 90%	35.50%	(1.32)	0.62
Derivatives
Cap&Floor	Black Scholes model	Volatility	(6.50)bps - 6.50bps	1.00bps	(0.38)	0.52
CCS	Discounted Cash Flows	Credit spread	146.3% - 148.3%	147.30%	(0.01)	0.01
EQ Options	EQ option pricing model	Volatility	0% - 70%	40.50%	(0.17)	0.24
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(18.86)	18.86
Fx Options	Fx option pricing model	Volatility	0% - 40%	19.80%	(0.50)	0.49
FX Forward	Forward estimation	Swap Rate	0% - 15%	8.10%	(0.01)	0.02
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%	4.90%	(0.18)	0.17
IR Options	IR option pricing model	Volatility	0% - 30%	14.80%	(0.19)	0.19
IR Options	INF option pricing model	Volatility	0% - 30%	14.90%	(0.63)	0.63
IRS	Others	Others	5% - n.a.	n.a.	(11.24)	8.23
IRS	Discounted Cash Flows	Credit spread	19.6% - 127.5%	50.50%	(2.10)	0.84
IRS	Discounted Cash Flows	Inflation Swap Rate	1.0% - 99.0%	99.00%	—	1.41
Others	Forward estimation	Price	60bps - 300bps	179.8bps	(3.48)	3.47
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(2.64)	2.64
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10% - 90%	50.00%	—	—
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 3%	1.60%	(0.12)	0.12
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.23)	0.23

31-12-2025
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	4.10%	—	—
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.11)	0.11
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(254.29)	254.29
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(2.33)	2.33
Loans	Discounted Cash Flows	Interest rate curve	6.1% - 7.2%	6.6%	—	0.00
Loans	Discounted Cash Flows	Margin of a reference portfolio	3.3% - 6.5%	5%	(0.25)	0.25
Loans	Present value method	Credit spread	121.9bps - 174.7 bps	121.9bps	(1.60)	—
Loans	Market price	Market price	(0.3)% - 0.1%	(0.30)%	(2.70)	0.54
Debt securities
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	3.4% - 5.5%	4.50%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(27.16)	27.16
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	43.80%	(0.09)	0.07
FX Options	Volatility option model	Volatility	10% - 90%	42.30%	(0.33)	0.22
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	50.40%	(1.38)	1.40
IRS	Discounted Cash Flows	Credit spread	8.4bps - 19.2bps	10.70bps	(2.42)	0.66
1. For each instrument, the valuation technique is shown, the unobservable inputs described in the "Main unobservable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
2. The breakdown of impacts is shown by type of instrument and unobservable inputs.
3. The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
4. Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.
Lastly, the changes in the financial instruments classified as level 3 in the first six months of 2026 and 2025 were as follows:

	01-01-2026	Changes						30-06-2026
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Issuances	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	6,496	4,962	(3,714)	190	—	(148)	30	7,816
Central Banks	441	609	—	10	—	—	—	1,060
Credit institutions	152	301	(138)	(4)	—	—	—	311
Customers	4,592	3,900	(3,318)	25	—	(41)	—	5,158
Debt instruments	340	130	(174)	(1)	—	12	4	311
Trading derivatives	971	22	(84)	160	—	(119)	26	976
Swaps	551	22	(43)	86	—	(72)	2	546
Exchange rate options	39	—	—	3	—	(14)	3	31
Interest rate options	39	—	(38)	—	—	—	—	1
Index and securities options	120	—	(2)	65	—	29	2	214
Securities and interest rate futures	—	—	—	3	—	—	—	3
Other	222	—	(1)	3	—	(62)	19	181
Hedging derivatives (Assets)	7	—	—	(3)	—	(9)	5	—
Swaps	7	—	—	(3)	—	(9)	5	—
Financial assets designated at fair value through profit or loss	34	15	(10)	10	—	—	2	51
Loans and advances to customers	14	3	—	10	—	—	—	27
Debt instruments	20	12	(10)	—	—	—	2	24
Non-trading financial assets mandatorily at fair value through profit or loss	2,889	151	(165)	15	—	58	50	2,998
Loans and advances to customers	171	2	—	(47)	—	27	12	165
Debt instruments	175	43	(6)	(5)	—	1	22	230
Equity instruments	2,543	106	(159)	67	—	30	16	2,603
Financial assets at fair value through other comprehensive income	9,061	6,259	(5,358)	—	(96)	64	62	9,992
Loans and advances to customers	7,902	6,108	(5,193)	—	(114)	4	7	8,714
Debt instruments	887	145	(161)	—	17	60	57	1,005
Equity instruments	272	6	(4)	—	1	—	(2)	273
TOTAL ASSETS	18,487	11,387	(9,247)	212	(96)	(35)	149	20,857
Financial liabilities held for trading	864	234	(29)	239	—	(213)	25	1,120
Credit institutions	—	198	—	—	—	—	—	198
Customers	—	—	—	—	—	—	—	—
Trading derivatives	864	36	(29)	239	—	(213)	25	922
Swaps	418	36	(19)	82	—	(96)	10	431
Exchange rate options	34	—	—	(9)	—	(10)	2	17
Interest rate options	95	—	(3)	(1)	—	(7)	—	84
Index and securities options	151	—	(2)	79	—	(40)	—	188
Securities and interest rate futures	—	—	—	3	—	—	—	3
Others	166	—	(5)	85	—	(60)	13	199
Hedging derivatives (Liabilities)	19	—	—	—	—	(15)	—	4
Swaps	19	—	—	—	—	(15)	—	4
Interest rate options	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	—	130	—	(1)	—	(1)	—	128
Liabilities under insurance contracts	227	—	—	(4)	—	—	21	244
TOTAL LIABILITIES	1,110	364	(29)	234	—	(229)	46	1,496

	01-01-2025	Changes						30-06-2025
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Issuances	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	3,930	4,092	(2,697)	64	—	129	(41)	5,477
Central Bank	—	437	—	31	—	—	—	468
Credit institutions	769	44	(745)	1	—	—	—	69
Customers	1,801	3,484	(1,572)	33	—	99	(2)	3,843
Debt instruments	413	47	(112)	(16)	—	(77)	(43)	212
Equity instruments	—	—	—	—	—	—	—	—
Trading derivatives	947	80	(268)	15	—	107	4	885
Swaps	556	64	(94)	(29)	—	19	133	649
Exchange rate options	2	6	(1)	(29)	—	7	30	15
Interest rate options	30	—	(5)	4	—	21	(8)	42
Index and securities options	241	4	(115)	41	—	(8)	(107)	56
Interest rate futures	—	—	(20)	2	—	—	20	2
Other	118	6	(33)	26	—	68	(64)	121
Hedging derivatives (Assets)	20	3	(5)	7	—	—	(11)	14
Swaps	20	3	(5)	7	—	—	(11)	14
Financial assets designated at fair value through profit or loss	106	—	—	(11)	—	—	(50)	45
Loans and advances to customers	20	—	—	(3)	—	—	—	17
Debt instruments	86	—	—	(8)	—	—	(50)	28
Non-trading financial assets mandatorily at fair value through profit or loss	2,588	83	(436)	112	—	2	10	2,359
Loans and advances to customers	505	—	(395)	—	—	—	(28)	82
Debt instruments	242	1	(4)	16	—	2	(25)	232
Equity instruments	1,841	82	(37)	96	—	—	63	2,045
Financial assets at fair value through other comprehensive income	8,675	6,405	(4,918)	—	(98)	85	(1,063)	9,086
Loans and advances to customers	7,253	5,982	(4,703)	—	(72)	85	(1,016)	7,529
Debt instruments	1,047	423	(213)	—	(25)	—	39	1,271
Equity instruments	375	—	(2)	—	(1)	—	(86)	286
TOTAL ASSETS	15,319	10,583	(8,056)	172	(98)	216	(1,155)	16,981
Financial liabilities held for trading	934	285	(300)	315	—	(183)	(97)	954
Credit institutions	—	26	—	—	—	—	—	26
Customers	—	52	—	—	—	—	—	52
Trading derivatives	934	207	(300)	315	—	(183)	(97)	876
Swaps	479	32	(27)	37	—	9	(31)	499
Interest rate options	79	2	(1)	2	—	(18)	47	111
Index and securities options	294	135	(122)	(36)	—	(6)	(110)	155
Exchange rate options	—	5	(2)	(26)	—	14	24	15
Securities and interest rate futures	—	—	(19)	29	—	—	19	29
Others	82	33	(129)	309	—	(182)	(46)	67
Hedging derivatives (Liabilities)	12	—	—	20	—	(2)	—	30
Swaps	12	—	—	20	—	(2)	(1)	29
Interest rate options							1	1
Financial liabilities designated at fair value through profit or loss	160	—	(7)	—	—	(153)	—	—
Liabilities under insurance contracts	246	—	—	(15)	—	—	1	232
TOTAL LIABILITIES	1,352	285	(307)	320	—	(338)	(96)	1,216
b) Refinancing and restructured transactions
The following terms are used with the meanings specified below:
•Refinancing transaction: transaction that is granted or used, for reasons relating to current or foreseeable financial difficulties of the borrower, to repay one or more of the transactions granted to it, or through which the payments on such transactions are brought fully or partially up to date, in order to enable the borrowers of the cancelled or refinanced transactions to repay their debt (principal and interest) because they are unable, or might foreseeably become unable, to comply with the conditions thereof in due time and form.
•Restructured transaction: transaction with respect to which, for economic or legal reasons relating to current or foreseeable financial difficulties of the borrower, the financial terms and conditions are modified in order to facilitate the payment of the debt (principal and interest) because the borrower is unable, or might foreseeably become unable, to comply with the aforementioned terms and conditions in due time and form, even if such modification is envisaged in the agreement.
For maximum guarantees amount, we will consider as follows:
•Collateral: the appraisal amount or valuation amount of the collateral received; for each transaction it cannot be higher than the covered amount of exposure.

	30-06-2026
	Total							Of which: impaired
	Without collateral		With collateral					Without collateral		With collateral
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	11	5	5	3	2	—	3	5	—	5	3	2	—	3
Other financial institutions and: individual shareholder	1,212	100	464	121	71	14	51	716	23	320	77	47	6	48
Non financial institutions and individual shareholder	573,286	5,932	157,022	5,784	3,434	893	2,754	274,184	3,123	141,565	2,306	1,110	350	2,467
Of which: Financing for constructions and property development	194	3	559	816	733	1	69	136	2	195	174	95	1	50
Other warehouses	2,762,400	4,919	658,040	10,489	3,831	4,297	4,047	1,415,201	2,625	339,251	6,058	1,859	2,624	3,344
Total	3,336,909	10,956	815,531	16,397	7,338	5,204	6,855	1,690,106	5,771	481,141	8,444	3,018	2,980	5,862
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	31-12-2025
	Total							Of which: impaired
	Without collateral		With collateral					Without collateral		With collateral
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	14	6	9	7	5	—	8	5	2	9	7	5	—	8
Other financial institutions and: individual shareholder	933	94	462	182	117	15	94	579	50	259	75	22	11	89
Non financial institutions and individual shareholder	489,192	5,095	42,700	5,596	3,271	923	2,713	296,008	2,901	26,767	2,585	1,166	420	2,420
Of which: Financing for constructions and property development	249	21	523	739	695	4	75	167	3	264	156	115	4	50
Other warehouses	3,000,071	4,556	515,253	9,699	3,752	3,777	3,665	1,620,343	2,401	296,470	5,313	1,730	2,232	2,991
Total	3,490,210	9,751	558,424	15,484	7,145	4,715	6,480	1,916,935	5,354	323,505	7,980	2,923	2,663	5,508
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	13,499	261	4,630	566	406	14	171	6,901	120	1,720	235	110	5	145
c) Real estate business – Spain
i) Portfolio of home purchase loans to families
Home purchase loans granted to families in Spain on 30 June 2026 amounted to EUR 64,030 million (EUR 60,002 million at 31 December 2025). Of which mortgage collateral are 98.47%:

	EUR Million
	30-06-2026		31-12-2025
	Gross Amount	Of which: impaired	Gross Amount	Of which: impaired
Home purchase loans to families	64,030	518	60,002	625
-Without mortgage collateral	981	26	215	7
- With mortgage collateral	63,049	492	59,787	618
The risk profile of the home purchase mortgage loan portfolio in Spain remained at a medium-low level, with limited prospects of additional impairment:
•Principal is repaid on all mortgages from the start.
•Early repayment is common so the average life of the transaction is well below that of the contract.
•High quality of collateral concentrated almost exclusively in financing the first home.
•Average affordability rate at the end of June stood at 22.5%.
•95% of the portfolio has a LTV below 80%, calculated as total risk/latest available house appraisal.

	30-06-2026
	Gross amount in books on the amount of the last appraisal (loan to value)
EUR Million	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,826	21,061	20,703	2,940	519	63,049
Of which: impaired	108	136	116	61	71	492

	31-12-2025
	Gross amount in books on the amount of the last appraisal (loan to value)
EUR Million	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,191	20,310	18,811	2,812	663	59,787
Of which: impaired	122	158	151	84	103	618
ii) Financing construction and property development
At 30 June 2026 and 31 December 2025 the financing amount related to construction and real estate business in Spain amounted to EUR 3,157 million and EUR 2,967 million net of allowances, respectively.

	30-06-2026
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	3,172	98	15
Of which: watchlist/ impaired	17	—	8
Memorandum items: Written-off assets	232

	31-12-2025
EUR Million	Gross amount	Excess over collateral value	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,984	211	17
Of which: watchlist/ impaired	31	—	11
Memorandum items: Written-off assets	240

	30-06-2026	31-12-2025
EUR Million	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	249,522	240,609
Total consolidated assets (Total business) (book value)	1,954,465	1,867,515
Impairment losses and provision for exposure classified as normal (business in Spain)	1,037	1,086
At the end 30 June 2026 and 31 December 2025 the concentration of this portfolio was as follows:

	30-06-2026	31-12-2025
EUR Million	Loans: Gross amount
1. Without mortgage collateral	15	14
2. With mortgage collateral	3,157	2,970
2.1 Completed buildings	1,092	976
2.1.1 Residential	982	658
2.1.2 Other	110	318
2.2 Buildings and other constructions under construction	2,053	1,981
2.2.1 Residential	1,953	1,913
2.2.2 Other	100	68
2.3 Land	12	13
2.3.1 Developed consolidated land	9	9
2.3.2 Other land	3	4
Total	3,172	2,984
d) Foreclosed real estate assets
The following table shows the breakdown at 30 June 2026 and 31 December 2025 of the foreclosed assets for the Spanish business:

	30-06-2026
EUR Million	Gross carrying amount	Accumulated impairment losses	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	3,705	2,047	1,520	1,658
Of which:
Completed Buildings	439	310	271	129
Residential	114	67	57	47
Other	325	243	214	82
Buildings under construction	161	62	48	99
Residential	—	—	—	—
Other	161	62	48	99
Land	3,105	1,675	1,201	1,430
Developed Land	663	366	215	297
Other land	2,442	1,309	986	1,133
Property assets from home purchase mortgage loans to households	322	171	118	151
Other foreclosed property assets	74	41	34	33
Total property assets	4,101	2,259	1,672	1,842

	31-12-2025
EUR Million	Gross carrying amount	Accumulated impairment losses	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	3,843	2,144	1,591	1,699
Of which:
Completed Buildings	481	324	282	157
Residential	129	71	60	58
Other	352	253	222	99
Buildings under construction	107	49	35	58
Residential	—	—	—	—
Other	107	49	35	58
Land	3,255	1,771	1,274	1,484
Developed Land	776	429	260	347
Other land	2,479	1,342	1,014	1,137
Property assets from home purchase mortgage loans to households	334	172	119	162
Other foreclosed property assets	81	44	36	37
Total property assets	4,258	2,360	1,746	1,898
Additionally, Grupo Santander holds a stake in entities holding real estate assets foreclosed or received in payment of debts for an amount of EUR 22 million and capital instruments foreclosed or received in payment of debts for an amount of EUR 9 million.
e) Solvency information
The Group commands a solvency position above the levels required by regulators and by the European Central Bank. At 30 June 2026, at a consolidated level, the Group must maintain a minimum capital ratio of 9.83% of CET1 phase-in, applying the transitional CRR provision (4.50% being the requirement for Pillar I, 0.98% being the requirement for Pillar II, 2.50% being the requirement for capital conservation buffer, 1.25% being the requirement for systemically important institutions, 0.55% being the requirement for anti-cyclical capital buffer and 0.06% being the requirement for systemic risk requirement).
Grupo Santander must also maintain a minimum capital ratio of 11.66% of Tier 1 phase-in and a minimum total ratio of 14.09% phase-in.
At 30 June 2026, the Group has a capital ratio regulatory CET1 of 14.02% and a total ratio of 18.77%.
Capital ratio

	30-06-2026	31-12-2025
Capital ratio
Level 1 ordinary eligible capital (million euros)	86,447	84,739
Level 1 additional eligible capital (million euros)	10,226	9,645
Level 2 eligible capital (million euros)	19,076	17,460
Risk-weighted assets (million euros)	616,803	629,430
Level 1 ordinary capital coefficient (CET 1)	14.02%	13.46%
Level 1 additional capital coefficient (AT1)	1.66%	1.53%
Level 1 capital coefficient (TIER1)	15.67%	15.00%
Level 2 capital coefficient (TIER 2)	3.09%	2.77%
Total capital coefficient	18.77%	17.77%
Leverage

	30-06-2026	31-12-2025
Leverage
Tier 1 capital (EUR million)	96,673	94,385
Exposure (EUR million)	2,010,681	1,924,349
Leverage ratio	4.81%	4.90%